Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest - Warrant Exercises (Details) - SEALSQ Corp	12 Months Ended
Dec. 31, 2025 USD ($) shares
Sale of stock
Number of shares issued upon warrant exercises | shares	35,496,048
Gross proceeds from warrants exercised | $	$ 56,839,132